7. MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investment Securities [line items]
Current investments		R$ 740	R$ 704
Non-current investments		13	109
Investments		753	813
Financial Notes Banks [Member]
Disclosure of Investment Securities [line items]
Current investments	[1]	645	435
Non-current investments	[1]	11	109
Treasury Financial Notes [Member]
Disclosure of Investment Securities [line items]
Current investments	[2]	94	254
Debentures [Member]
Disclosure of Investment Securities [line items]
Current investments	[3]		11
Non-current investments		2
Other Investment [Member]
Disclosure of Investment Securities [line items]
Current investments		R$ 1	R$ 4

[1]	Bank Financial Notes (Letras Financeiras, or LFs) are fixed- rate fixed-income securities, issued by banks and that accrued interest a percentage of the CDI rate published by Cetip. The LFs had remuneration rates varying between 101.95% and 113% of the CDI rate in 2019 (102% and 111.25% in 2018 and 102.01% to 112% in 2017).
[2]	Treasury Financial Notes (LFTs) are fixed-rate securities, their yield follows the daily changes in the Selic rate between the date of purchase and the date of maturity.
[3]	Debentures are medium and long term debt securities, which give their holders a right of credit against the issuing company. The debentures have remuneration varying from 108.25% to 113% of the CDI Rate in 2019 (104.25% to 151% of CDI in 2018 and 104.25% to 161.54% of CDI in 2017).